DUE TO BANKS AND CORRESPONDENTS, Promotional credit lines (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about promotional credit lines [Line Items]
Promotional credit lines	S/ 4,107,294,000	S/ 3,592,008,000
Minimum [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	January 2023	January 2022
Minimum [Member] | Soles Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	2.23%	1.15%
Minimum [Member] | Bolivianos [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	6.00%	0.73%
Minimum [Member] | Chilean Pesos [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	0.00%	5.20%
Minimum [Member] | Colombian Pesos [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	0.40%	0.40%
Minimum [Member] | US Dollars [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	1.50%	0.43%
Maximum [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	December 2031	March 2032
Maximum [Member] | Soles Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	9.45%	7.53%
Maximum [Member] | Bolivianos [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	6.00%	6.00%
Maximum [Member] | Chilean Pesos [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	0.00%	5.26%
Maximum [Member] | Colombian Pesos [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	17.04%	8.30%
Maximum [Member] | US Dollars [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	6.32%	6.30%
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Promotional credit lines	S/ 4,107,300	S/ 3,592,000
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social [Member] | Foreign Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	7.75%	7.75%
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social [Member] | Minimum [Member] | Soles Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	January 2023	January 2022
Interest rate	3.50%	6.00%
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social [Member] | Maximum [Member] | Soles Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	January 2032	January 2032
Interest rate	7.60%	7.60%